Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
General
The Teledyne Technologies Incorporated 401(k) Plan (the “Plan”) is a defined contribution plan available to eligible U.S. domestic employees of Teledyne Technologies Incorporated (“Plan Sponsor”) and certain subsidiaries (collectively, “Teledyne” or the “Company”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Fidelity Management Trust Company (“Fidelity”) acts as the trustee and record-keeper of the Plan. The Plan was adopted and effective on April 1, 2000, and has been subsequently amended and restated effective on December 31, 2015, with the most recent restatement adopted on December 1, 2022, with the latest amendment made on December 18, 2025. For a more complete description of the Plan’s provisions please refer to the Plan document.
In December 2024, Teledyne acquired Micropac Industries, Inc. (“Micropac”). Micropac employees who were eligible for the Plan, effective December 30, 2024, were permitted to rollover their eligible account balances from the Micropac Industries, Inc. Employees Profit Sharing Plan and Trust, and $7.8 million was rolled into the Plan during 2025.
In January 2025, Teledyne acquired select aerospace and defense electronics businesses from Excelitas Technologies Corp. Employees of the U.S.-based advanced electronic systems business (“Qioptiq”), who were eligible for the Plan, effective January 31, 2025, were permitted to rollover their eligible account balances from the Excelitas Technologies Savings Plan, and $7.3 million was rolled into the Plan during 2025.
Employer Contributions
Generally, the Company will match 50% of 8% of qualifying wages the employee defers to the Plan, provided that total matching contributions do not exceed 4% of the employee’s compensation for any plan year. For employees who are eligible to accrue a benefit under the Teledyne Technologies Incorporated Pension Plan or the Teledyne Technologies Incorporated Pension Plan for Defined Active Participants (together, the “Pension Plans”), the Company will match 50% of the qualifying employee contributions up to a maximum of $1,000 annually for each participant. Employees become eligible for Company matching contributions following 90 days of service or unless expressly provided by the terms of an acquisition/sales agreement. For any exceptions to the employer contribution details above, please refer to the Plan document.
Teledyne Technologies Incorporated 401(k) Plan
Notes to Financial Statements (continued)
1. Description of the Plan (continued)
Employee Contributions
Generally, participants can defer between 1% and 50% (highly compensated employees between 1% and 15% on a pretax and/or Roth basis and up to 8% on an after-tax basis), subject to Internal Revenue Code (the “Code”) limitations, of their eligible wages and contribute them to the Plan. An employee who first becomes an eligible employee shall be deemed to have elected to contribute 6% of eligible wages following 90 days of service unless or until such deemed election is revoked by the employee. Participants who have attained the age of 50 may make catch-up contributions as defined by the Plan. These catch-up contributions are not eligible for the Company match.
The Plan allows participants to make contributions designated as “Roth contributions”, that is, contributions subject to federal income taxation in the year made but the earnings on which are not subject to federal income tax, and after-tax contributions that are not Roth contributions. Only pretax and Roth contributions are eligible for the Company match. After-tax contributions are not eligible for the Company match. Participants have the ability to convert all, or a portion of their non-Roth assets into a Roth account within the Plan. The amount eligible for conversion (contributions plus earnings) becomes taxable as ordinary income in the year of the conversion.
Beginning January 1, 2025, under the SECURE Act 2.0, participants ages 60 to 63 by December 31, 2025, are eligible for increased catch-up contributions in the Plan. The higher catch-up contribution limit for those ages 60 to 63 is $11,250.
Starting January 1, 2026, under the SECURE Act 2.0, catch-up contributions for certain participants will be required to be made on a Roth (after-tax) basis. Specifically, participants age 50 or older with prior-year Federal Insurance Contributions Act (FICA) wages in excess of the applicable Internal Revenue Code threshold will no longer be permitted to make pretax catch-up contributions. The Plan will be amended to reflect any changes made in response to SECURE Act 2.0 by the deadlines prescribed in the legislation.
Participant Accounts
Separate accounts are maintained by the record-keeper for each participant. Each participant may direct his or her account balance into one or more investment options offered by the Plan or a self-directed brokerage link investment option. The self-directed brokerage link investment option allows the participant to direct contributions to be invested in any investment permitted under the Plan, including mutual funds, common stock and bonds. Asset management fees charged for the administration of all funds are charged against net assets available for benefits of the respective fund.
Vesting and Forfeitures
Participants who are eligible to accrue a benefit under the Pension Plans are 100% vested in their 401(k) Plan contributions, Company matching contributions and all earnings thereon. Participants who are not eligible to accrue a benefit under the Pension Plans will at all times have a 100% vested interest in their accounts, except for the Company Match Account and all earnings thereon which is fully vested after five years of vesting service.
When certain terminations of participation in the Plan occur, the nonvested portion of the participant’s account, as defined by the Plan, represents a forfeiture. The Plan document permits the use of forfeitures to first pay the Plan’s ordinary and necessary administrative expenses for the Plan year and then to reduce the Company’s matching contribution for the Plan year in which the forfeiture occurs or any following plan year. At December 31, 2025 and 2024, forfeited nonvested accounts totaled $0.3 million. During 2025, employer contributions were reduced by $1.4 million from forfeited nonvested accounts.
Teledyne Technologies Incorporated 401(k) Plan
Notes to Financial Statements (continued)
1. Description of the Plan (continued)
Participant Loans
Active employees can borrow up to 50% of their vested account balances. The loan amounts are further limited to a minimum of $500 and a maximum of $50,000, and an employee can have no more than one loan outstanding at any given time. Interest rates are determined based on commercially accepted criteria, and payment schedules vary based on the type of loan. Loans may be paid in full or in part at any time. Loans are repayable over periods of up to five years (15 years for loans to purchase the participant’s primary residence). Payments are generally made through payroll deductions. As of December 31, 2025, participant loans have maturities through 2040 at interest rates ranging from 3.25% to 10.25%.
Plan Termination
In the event that the Plan is terminated, or the Plan Sponsor permanently discontinues making contributions, all amounts credited to the accounts of affected participants will be distributed to participants as defined in the Plan document under the provisions of ERISA. In the event the Plan is terminated, Participants would become 100% vested in their accounts.
Withdrawals and Distributions
The Plan allows for participants to make withdrawals from the Plan upon reaching age 59½. Additionally, the value of participants’ vested account balance is payable to participants upon death, disability, retirement or upon termination of employment with the Company. At the participant’s election, payment may be made in cash, as a single lump sum, or in installments. In addition, employees who rolled their funds over as a result of the Reynolds Industries, Incorporated acquisition and have at least 20 years of service may make a withdrawal of their after-tax Company matching contributions and all earnings thereon.
In accordance with the Setting Every Community Up for Retirement Enhancement (“SECURE”) Act of 2019, the Plan increased the Required Minimum Distribution (“RMD”) age to 72 in lieu of age 70 ½. On December 29, 2022, the SECURE Act 2.0 was signed into law, which built on the original SECURE Act’s focus on expanding retirement plan coverage and participation. In accordance with the SECURE Act 2.0, participants who attain age 72 after December 31, 2022, will begin receiving benefit payments no later than April 1 of the calendar year following the calendar year in which they attain age 73.
Administrative Expenses
The Company pays administrative expenses, which include recordkeeping and trustee fees as well as expenses incurred in administering the Plan. Participants pay loan origination and servicing fees.
The Plan has a revenue-sharing agreement whereby certain investment managers return a portion of the investment fees to the record-keeper to offset the Plan’s administrative expenses. Future plan expenses can be paid from any excess remaining revenue-sharing amounts. For the year ended December 31, 2025, $0.2 million was used to offset plan expenses. The Plan held undistributed administrative revenues of $0.4 million and $0.2 million at December 31, 2025 and 2024, respectively.